CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities
Net Income (Loss)	$ 73,721	$ (30,940)
Reconciliation of Net Income to Net Cash Provided by / (Used in) Operating Activities
Depreciation Expense	25,449	25,389
Impairment and Gain (Loss) on Vessels Disposals	0	1,146
Dry-dock Expenditures	(65)	(2,278)
Amortization of Deferred Finance Costs	939	2,149
Share-based Compensation	1,147	57
Other, net	45	(36)
Changes in Operating Assets and Liabilities:
Accounts Receivables	(7,061)	(2,013)
Inventory	2,196	(13,181)
Prepaid Expenses and Other Current Assets	1,040	(4,808)
Accounts Payable and Accrued Liabilities	(13,203)	13,147
Voyages in Progress	14,912	(2,593)
Net Cash Provided by / (Used In) Operating Activities	99,120	(13,961)
Cash Flows from Investing Activities
Investment in Vessels	(347)	(134)
Investment in Vessels under Construction	0	(89,694)
Proceeds from Sale of Vessels	0	44,335
Net Cash Used In Investing Activities	(347)	(45,493)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0	34,841
Repayments on Borrowing Facility	(21,245)	(50,985)
Proceeds from Vessel Financing	0	88,000
Repayment of Vessel financing	(6,998)	(4,459)
Dividends Distributed	(31,319)	(1,945)
Net Cash Provided by / (Used in) Financing Activities	(59,562)	65,452
Net Increase / (Decrease) in Cash, Cash Equivalents, and Restricted Cash	39,211	5,998
Cash, Cash Equivalents and Restricted Cash at the Beginning of Period	63,302	44,648
Effect of Exchange Rate Changes on Cash and Cash Equivalents	(99)	38
Cash, Cash Equivalents, and Restricted Cash at the End of Period	102,414	50,684
Supplemental Disclosure of Cash Flow information
Cash and Cash Equivalents	96,480	35,573
Restricted cash	5,934	15,111
Total Cash, Cash equivalents and Restricted Cash Shown in the Statement of Cash Flows	102,414	50,684
Cash Paid for Interest, Net of Amounts Capitalized	$ (14,818)	$ (9,565)